Investment contracts (Tables)	12 Months Ended
Dec. 31, 2018
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Summary of Investment Contracts for General Account

	Without discretionary participation features	With discretionary participation features	Total
At January 1, 2018	16,665	278	16,943
Portfolio transfers and acquisitions	271	-	271
Deposits	10,308	-	10,308
Withdrawals	(10,101)	-	(10,101)
Investment contracts liabilities released	-	(53)	(53)
Interest credited	236	-	236
Net exchange differences	335	(2)	332
Transfer to/from other headings	133	-	133
Other	(22)	-	(22)
At December 31, 2018	17,825	223	18,048

At January 1, 2017	19,217	355	19,572
Portfolio transfers and acquisitions	55	-	55
Deposits	8,432	-	8,432
Withdrawals	(8,455)	-	(8,455)
Investment contracts liabilities released	-	(64)	(64)
Interest credited	268	-	268
Net exchange differences	(1,102)	(13)	(1,114)
Transfer to/from other headings	21	-	21
Other	(1,771)	-	(1,771)
At December 31, 2017	16,665	278	16,943

Investment contracts consist of the following:	2018	2017
Institutional guaranteed products	944	1,053
Fixed annuities	5,981	5,714
Savings accounts	10,586	9,568
Investment contracts with discretionary participation features	223	278
Other	314	331
At December 31	18,048	16,943

Summary of Investment Contracts for Account of Policy Holders
	Without discretionary participation features		With discretionary participation features		Total
At January 1, 2018		37,169		37,265		74,434
Additions		18,415		-		18,415
Gross premium and deposits – existing and new business		6,432		1,279		7,711
Withdrawals		(10,279)		-		(10,279)
Interest credited		(2,682)		(1,475)		(4,157)
Investment contracts liabilities released		-		(6,506)		(6,506)
Fund charges released		(157)		-		(157)
Net exchange differences		1,084		(312)		772
Transfers to disposal groups		-		-		-
Other		(135)		-		(135)
At December 31, 2018		49,847		30,250		80,097

At January 1, 2017		42,803		41,971		84,774
Gross premium and deposits – existing and new business		5,393		1,313		6,706
Withdrawals		(7,654)		-		(7,654)
Interest credited		4,589		4,558		9,147
Investment contracts liabilities released		-		(9,006)		(9,006)
Fund charges released		(176)		-		(176)
Net exchange differences		(4,272)		(1,570)		(5,842)
Transfers to disposal groups		(3,498)		-		(3,498)
Other		(16)		-		(16)
At December 31, 2017		37,169		37,265		74,434